INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

4. INCOME TAXES

Cayman Islands, British Virgin Islands (“BVI”) and the Republic of Mauritius (“Mauritius”)

Under the current laws of the Cayman Islands, BVI and Mauritius, the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius are not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Home Inns Hong Kong subsidiaries were subject to Hong Kong profit tax at a rate of 16.5% on their assessable profits. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

PRC

The Company’s subsidiaries and its VIE entities incorporated in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws. Effective January 1, 2008, the Company’s subsidiaries and its VIE entities are subject to the Corporate Income Tax Law of the People’s Republic of China (hereinafter “the new CIT Law”) as approved by the National People’s Congress on March 16, 2007, under which the corporate income tax rate applicable to most of the Group’s PRC entities adjusted from 33% to 25%. Five of the Group’s subsidiaries and VIE entities enjoyed a preferential income tax rate of 15% before 2008, and the income tax rate applicable to these subsidiaries is phased in at 18%, 20%, 22%, 24% and 25% in a 5 year period from 2008 to 2012.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a Foreign Invested Enterprise (“FIE”) prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10%. For certain jurisdictions that have signed tax treaties with the PRC, the WHT rate are 5%. No dividend was declared by PRC subsidiaries in the years ended December 31, 2009 and 2010. As the Group intended to indefinitely reinvest its earnings to further expand its businesses in PRC China, undistributed earnings as of December 31, 2009 and 2010 were considered to be indefinitely reinvested. Therefore, no deferred tax liability was recognized in the years ended December 31, 2009 and 2010.

In September 2011, in connection with the acquisition of Motel 168, the Group entered into a US$240,000 denominated, 4-year term loan facility agreement. (Refer to Note 13) In order to service the debt, after-tax profits from its PRC subsidiaries in China will be distributed to its overseas holding company borrower. The Group has recognized the relevant deferred tax liability of RMB 38,313 as of December 31, 2011 in connection with cumulative distributable earnings since 2008 using a 5% dividend withholding tax rate provided as a preferential rate by the tax arrangement between PRC and Hong Kong. (Note a, Reconciliation of the differences between statutory tax rate and the effective tax rate)

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of operations for the years ended December 31 is as follows:

	2009	2010	2011
Current income tax expense	92,009	133,180	185,001
Deferred income tax (provision) /benefit	(29,843)	6,789	(15,559)

Income tax expense	62,166	139,969	169,442

Reconciliation of the differences between statutory tax rate and the effective tax rate

A reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31 is as follows:

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3%)	(3%)	(3%)
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	(2%)	5%	2%

Permanent difference for non-deductible expenses	(1%)	1%	1%
CIT refund	(2%)	—	—
Withholding tax on earnings no longer considered indefinitely reinvested	—	—	7%

Effective CIT rate	19%	28%	32%

Deferred tax assets and liabilities comprised:

	2010	2011
Deferred tax assets, current:
Tax loss carry forwards	10,668	21,269
Deductible temporary differences related to:
-rental expenses	1,091	3,009
-pre-operating expenses	5,780	8,886
-deferred revenue, current	14,376	42,670
-accruals for customer reward program	4,351	915
-others	6,682	12,154
Valuation allowance	(335)	(13,457)

	42,613	75,446

Deferred tax assets, non-current:
Tax loss carry forwards	32,905	101,649
Deductible temporary differences related to:
-rental expenses	66,246	185,448
-pre-operating expenses	11,560	16,100
-deferred revenue, non current	12,178	15,331
-unfavorable lease related to acquisitions	2,180	98,188
-Impairment loss of property and equipment	1,369	39,499
-others	442	1,190
Valuation allowance	(27,962)	(257,640)

	98,918	199,765

Total deferred tax assets	141,531	275,211

Deferred tax liabilities, current:
Withholding tax for profit distribution of previous periods (refer to Income Tax – PRC)	—	38,313

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168	—	282,638
Other taxable temporary differences	11,552	12,090

	11,552	294,728

Total deferred tax liabilities	11,552	333,041

The Group had tax loss carry forward of RMB491,672 as of December 31, 2011. The Group’s remaining tax loss carryforward will be netted against future taxable income. According to the PRC CIT regulations, the loss incurred during a tax year may be carried forward to the following years and set off against the profits of the following years, but the period shall not exceed a maximum of 5 years. These accumulated tax losses will expire on or before January 1, 2017.

A valuation allowance of RMB 28,297 and RMB 271,097 was provided for the net deferred tax assets of the Company as of December 31, 2010 and 2011, respectively. As of December 31, 2011, a valuation allowance of RMB 237,385 was carried forward from the acquisition of Motel 168. The valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not have been realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry forwards generated by certain subsidiaries or VIE entities. As those entities continue to have accumulated tax losses and tax planning strategies are not available to utilize those tax losses in other Company companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2009, 2010 and 2011 when the Company generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Company from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carry forwards generally expire after five years.

For the tax holidays described for certain entities in the “China” section of this Note, the aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	8,904	13,851	14,505
Basic ordinary share effect	0.12	0.17	0.17
Diluted ordinary share effect	0.11	0.16	0.15